Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)
Disclosure Of Leases [Line Items]
Additions	£ 364.6
Transfers To Net Investment In Subleases	(37.6)	[1]
Disposals	(31.6)
Depreciation of right-of-use assets	(317.9)	[2]
Transfer to disposal group classified as held for sale	(138.1)
Ending balance, right-of-use assets	1,734.5	[2]
Additions	338.2
Interest expense related to lease liabilities	102.7
Disposals	(27.7)
Repayment of lease liabilities (including interest)	(341.1)
Transfer to disposal group classified as held for sale	(148.6)
Ending balance, lease liabilities	2,249.7
Impact on Initial Application of IFRS16 [member]
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	1,895.1
Beginning balance, lease liabilities	2,326.2
Land and buildings [member]
Disclosure Of Leases [Line Items]
Additions	348.1
Transfers To Net Investment In Subleases	(37.6)	[1]
Disposals	(31.0)
Depreciation of right-of-use assets	(301.5)
Transfer to disposal group classified as held for sale	(134.4)
Ending balance, right-of-use assets	1,706.1
Additions	325.9
Interest expense related to lease liabilities	101.5
Disposals	(27.5)
Repayment of lease liabilities (including interest)	(326.2)
Transfer to disposal group classified as held for sale	(144.7)
Ending balance, lease liabilities	2,223.4
Land and buildings [member] | Impact on Initial Application of IFRS16 [member]
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	1,862.5
Beginning balance, lease liabilities	2,294.4
Plant and machinery [member]
Disclosure Of Leases [Line Items]
Additions	16.5
Transfers To Net Investment In Subleases	0.0
Disposals	(0.6)
Depreciation of right-of-use assets	(16.4)
Transfer to disposal group classified as held for sale	(3.7)
Ending balance, right-of-use assets	28.4
Additions	12.3
Interest expense related to lease liabilities	1.2
Disposals	(0.2)
Repayment of lease liabilities (including interest)	(14.9)
Transfer to disposal group classified as held for sale	(3.9)
Ending balance, lease liabilities	26.3
Plant and machinery [member] | Impact on Initial Application of IFRS16 [member]
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	32.6
Beginning balance, lease liabilities	£ 31.8

[1]	The sublease of certain office space is classified as a finance lease and relates primarily to Kantar business units that were sold. The Company de-recognised the right-of-use asset (to the extent that it is subject to the sublease) and recognised the net investment in subleases, which is included within trade and other receivables. No other disclosures are deemed necessary as it is not material.
[2]	Figures have been restated, as described in the accounting policies.